STAGECOACH FUNDS, INC.
                      Registration Nos. 33-42927; 811-6419

                             CERTIFICATE PURSUANT TO
                              17 C.F.R. 230.497(j)


         The undersigned hereby certifies on behalf of Stagecoach Funds, Inc. (the "Company") that the forms of Prospectuses for the Company's Aggressive Growth, Arizona Tax-Free, Asset Allocation, Balanced, California Tax-Free Bond, California Tax-Free Income, California Tax-Free Income, California Tax-Free Money Market Mutual, Corporate Stock, Diversified Income, Equity Value, Ginnie Mae, Government Money Market Mutual, Growth and Income, Intermediate Bond, Money Market Mutual, Money Market Trust, National Tax-Free, National Tax-Free Money Market Mutual, Oregon Tax-Free, Prime Money Market Mutual, Short-Intermediate U.S. Government Income, Small Cap, Treasury Money Market Mutual and U.S. Government Allocation Funds that would have been filed pursuant to 17 C.F.R. 230.497(c) do not differ from the Prospectuses contained in Post-Effective Amendment No. 30, the most recent amendment to the Company's Registration Statement on Form N-1A, the text of which was filed electronically on January 31, 1997.

         IN WITNESS WHEREOF, the Company has caused this certificate to be executed and witnessed in its name and on its behalf by the undersigned on the 11th day of February , 1997.


Witness:                                      STAGECOACH FUNDS, INC.


   By:  /s/R. Greg Feltus                     By:  /s/Richard H. Blank, Jr.
 Name:  R. Greg Feltus                      Name:  Richard H. Blank, Jr.
Title:  President                          Title:  Secretary and Treasurer
                                                   (Principal Financial Officer)